Condensed statements of comprehensive income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 1,524,811	$ 1,414,933	$ 1,128,131
Cost of sales	1,049,586	951,876	765,670
Gross profit	475,225	463,057	362,461
Operating expenses
Selling, general and administrative expenses	269,669	225,268	186,774
Contingent consideration expense (benefit)	0	(4,568)	12,100
Impairment of intangible assets	0	1,161	0
Transaction expenses	2,700	1,751	3,608
(Gain) loss on sale of assets	614	(1,435)	(634)
Total operating expenses	272,983	222,177	201,848
Earnings from equity investment	7,312	0	0
Operating income	209,554	240,880	160,613
Other expense (income)
Interest expense	18,370	16,372	19,532
Foreign exchange losses and other, net	2,953	1,713	378
Deferred loan costs written off	2,149	0	0
Total other expense	23,472	18,085	19,910
Income before income taxes	186,082	222,795	140,703
Provision for income tax expense	56,478	71,265	47,110
Net income	129,604	151,530	93,593
Less: Income attributable to noncontrolling interest	65	74	251
Net income attributable to common stockholders	129,539	151,456	93,342
Weighted average shares outstanding
Basic (in shares)	90,697	80,111	63,270
Diluted (in shares)	94,604	86,937	67,488
Earnings per share
Basic (in dollars per share)	$ 1.43	$ 1.89	$ 1.48
Diluted (in dollars per share)	$ 1.37	$ 1.74	$ 1.38
Other comprehensive income, net of tax:
Net income	129,604	151,530	93,593
Change in foreign currency translation, net of tax of $0	7,525	15,887	(5,094)
Gain on pension liability	223	0	0
Gain on derivative instruments, net of tax of $768	0	0	1,426
Comprehensive income	137,352	167,417	89,925
Less: comprehensive (income) loss attributable to noncontrolling interests	72	(44)	(85)
Comprehensive income attributable to common stockholders	$ 137,424	$ 167,373	$ 89,840